Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 595,390	$ 326,713	$ 0
Accounts receivable, net	1,289,958	756,096	0
Inventory	1,942,433	2,172,327	495,150
Total Current Assets	3,827,781	3,255,136	495,150
Property and equipment, net	738,907	849,027	0
Intangible assets	3,011,145	3,184,280	0
Operating lease right of use asset	14,377	196,299	0
Total Assets	7,592,210	7,484,742	495,150
Current Liabilities
Accounts payable and accrued liabilities	15,385	55,756	5,280
Sales tax payable	9,087	12,665	0
Current portion of operating lease payable	14,377	181,199	0
Deferred revenue	650,344	779,128	0
Total Current Liabilities	689,193	1,028,748	5,280
Non-current Liabilities
Loan payable - ICT Investments	675,199	926,768	0
PPP loans payable	397,500	198,750	0
Operating lease payable	0	43,855	0
Total Non-current Liabilities	1,072,699	1,169,373	0
Total Liabilities	1,761,892	2,198,121	5,280
Stockholders' Equity
Common stock par value $0.01: 100,000,000 shares authorized; 29,270,502 issued and outstanding as of September 30, 2021 and December 31, 2020	292,705	292,705	26,613
Additional paid in capital	4,998,911	4,998,911	478,893
Retained earnings (deficit)	538,702	(4,995)	(15,636)
Total Stockholder Equity	5,830,318	5,286,621	489,870
Total Liabilities and Stockholders' Equity	$ 7,592,210	$ 7,484,742	$ 495,150